Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000241788
Shareholder Report [Line Items]
Fund Name	Beacon Unified Catalyst ETF
Trading Symbol	BSR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Beacon Unified Catalyst ETF for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://beaconinvestingfunds.com/funds/unified-catalyst#documents. You can also request this information by contacting us at 1-866-439-9093.
Additional Information Phone Number	1-866-439-9093
Additional Information Website	https://beaconinvestingfunds.com/funds/unified-catalyst#documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beacon Unified Catalyst ETF	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[1]
AssetsNet	$ 35,015,205
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 75,998
InvestmentCompanyPortfolioTurnover	121.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$35,015,205
Number of Portfolio Holdings	29
Advisory Fee (net of waivers)	$75,998
Portfolio Turnover	121%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Alternative	1.6%
Fixed Income	7.0%
Equity	91.3%

May represent asset weighting given fund's investment approach/investments in other investment companies. Sector based ETFs may be included in Equity Sector weighting.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust	25.4%
Invesco QQQ Trust Series 1 ETF	24.1%
VictoryShares Free Cash Flow ETF	3.6%
State Street SPDR Portfolio S&P 500 ETF	3.5%
SPDR Portfolio S&P 1500 Composite Stock Market ETF	3.4%
Vanguard Energy ETF	2.7%
PIMCO Multi Sector Bond Active ETF	2.4%
T.Rowe Price Small-Mid Cap ETF	2.4%
Vanguard Health Care ETF	2.4%
Vanguard Financials ETF	2.3%

C000278691
Shareholder Report [Line Items]
Fund Name	Beacon Tactical Alternatives Risk ETF
Trading Symbol	BTA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Beacon Tactical Alternatives Risk ETF for the period of August 24, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://beaconinvestingfunds.com/funds/tactical-alternatives#documents. You can also request this information by contacting us at 1-866-439-9093.
Additional Information Phone Number	1-866-439-9093
Additional Information Website	https://beaconinvestingfunds.com/funds/tactical-alternatives#documents
Expenses Paid, Amount	$ 2
Expense Ratio, Percent	1.00%	[2]
AssetsNet	$ 22,210,989
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
C000241789
Shareholder Report [Line Items]
Fund Name	Beacon Tactical Risk ETF
Trading Symbol	BTR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Beacon Tactical Risk ETF for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://beaconinvestingfunds.com/beacon-tactical-risk/#documents. You can also request this information by contacting us at 1-866-439-9093.
Additional Information Phone Number	1-866-439-9093
Additional Information Website	https://beaconinvestingfunds.com/beacon-tactical-risk/#documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beacon Tactical Risk ETF	$52	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[3]
AssetsNet	$ 32,772,717
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 52,243
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$32,772,717
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$52,243
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Equity	99.7%

May represent asset weighting given fund's investment approach/investments in other investment companies. Sector based ETFs may be included in Equity Sector weighting.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Energy ETF	11.5%
Vanguard Information Technology ETF	11.5%
Vanguard Health Care ETF	9.6%
Vanguard Industrials ETF	9.2%
Vanguard Materials ETF	9.1%
Vanguard Communication Services ETF	8.5%
Vanguard Financials ETF	8.5%
Vanguard Consumer Discretionary ETF	8.3%
Vanguard Real Estate ETF	8.0%
Vanguard Utilities ETF	7.8%

[1]	Annualized
[2]	Annualized
[3]	Annualized